BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisition of Axelcroft Group (Details) ₽ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 02, 2021 RUB (₽)	Feb. 02, 2021 USD ($)	Jul. 31, 2021 RUB (₽)	Dec. 31, 2023 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)	Feb. 02, 2021 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions					₽ 1,031	₽ 8,921
ASSETS:
Goodwill				₽ 142,840	₽ 143,778	₽ 117,864	$ 1,592.6
Customer relationships
LIABILITIES:
Weighted-average remaining useful life (in years)				7 years 4 months 24 days
Axelcroft Limited
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%							100.00%
Fair value of consideration transferred	₽ 12,916
Cash paid for acquisitions	7,300		₽ 5,791
Contingent consideration	5,616
Undiscounted contingent consideration	4,625							$ 61.3
Fair value of contingent consideration	4,557	$ 60.4
Integration consideration			4,509
Payment of contingent consideration			₽ 1,282
ASSETS:
Cash and cash equivalents	72
Intangible assets, net	1,774
Goodwill	12,250
Other current and non-current assets	1,474
Total assets	15,570
LIABILITIES:
Deferred income tax liabilities	323
Other current and non-current liabilities	2,331
Total liabilities	2,654
Total purchase consideration	12,916
Acquisition related costs	408
Axelcroft Limited | Customer relationships
ASSETS:
Intangible assets, net	1,024
Axelcroft Limited | Brand
ASSETS:
Intangible assets, net	₽ 292
LIABILITIES:
Weighted-average remaining useful life (in years)	10 years	10 years
Axelcroft Limited | Driver Relationships
ASSETS:
Intangible assets, net	₽ 258
LIABILITIES:
Weighted-average remaining useful life (in years)	2 years	2 years
Axelcroft Limited | Software And Technology
ASSETS:
Intangible assets, net	₽ 200